Fair Value Measurements - Summary of Company's Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Money Market Funds [Member]	Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets – Assets Held in Trust Account	$ 276,014,450
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets – Assets Held in Trust Account	$ 276,014,450